OPERATING LEASES - RIGHT OF USE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
OPERATING LEASES - RIGHT OF USE ASSETS
Schedule of operating lease
Year Ending December 31	Operating Leases
2023	$32,779
2024	135,049
2025	139,100
Total lease payments	306,928
Less: Imputed interest/present value discount	(21,426)
Total	$285,502

Year Ending December 31	Operating Leases
2023	$129,362
2024	129,362
2025	129,362
Total lease payments	388,086
Less: Imputed interest/present value discount	(36,953)
Total	$351,133